Offerings - Offering: 1	Jan. 27, 2026 USD ($) securities
Offering:
Fee Previously Paid	false
Rule 457(o)	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | securities	67,354,187
Proposed Maximum Offering Price per Unit | securities	14.27
Maximum Aggregate Offering Price | $	$ 961,144,248.49
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 132,734.02
Offering Note	(1)The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3 (File No. 333-289004) filed on July 28, 2025 (the “Registration Statement”), paid with the filing of this prospectus supplement. The Proposed Maximum Offering Price Per Unit is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of the Registrant’s common stock, $0.01 par value per share (the “Common Stock”), as reported on the New York Stock Exchange on January 21, 2026.

[1]	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3 (File No. 333-289004) filed on July 28, 2025 (the “Registration Statement”), paid with the filing of this prospectus supplement. The Proposed Maximum Offering Price Per Unit is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of the Registrant’s common stock, $0.01 par value per share (the “Common Stock”), as reported on the New York Stock Exchange on January 21, 2026.